INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4:-	INVENTORIES

	June 30,	December 31,
	2015	2014
	Unaudited

Raw materials	$200	$68
Finished products	7	166

	$207	$234

During the six months period ended June 30, 2015 and the year ended December 31, 2014, total inventory write-off expenses amounted to $106 and $1,046, respectively.

NOTE 4:-	INVENTORIES

	December 31,
	2014	2013

Raw materials	$68	$-
Finished products	166	-

	$234	$-